Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	₱ 1,315	₱ 1,015
Net gains (losses)from fair value adjustments charged to profit or loss	23	30
Transfers from property and equipment - net	1,676	367
Disposals during the year	(14)	(97)
Balances at end of the year	3,000	1,315
Land [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	1,184	858
Net gains (losses)from fair value adjustments charged to profit or loss	17	58
Transfers from property and equipment - net	1,695	363
Disposals during the year	(14)	(95)
Balances at end of the year	2,882	1,184
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	12	2
Net gains (losses)from fair value adjustments charged to profit or loss	0	8
Transfers from property and equipment - net		2
Balances at end of the year	12	12
Building [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	119	155
Net gains (losses)from fair value adjustments charged to profit or loss	6	(36)
Transfers from property and equipment - net	(19)	2
Disposals during the year		(2)
Balances at end of the year	₱ 106	₱ 119